Share-Based Compensation - Summary Of Assumptions Used For Fair Values Of The Restricted Shares Estimated On The Grant Date (Parenthetical) (Detail)		12 Months Ended
	Dec. 03, 2018	Dec. 31, 2020
Measurement Input, Discount for Lack of Marketability [Member] | Restricted Stock Units (RSUs) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Discount for lack of marketability ("DLOM")	12.00%	12.00%